Tax expense (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Summary of tax expense
The following table summarizes Tax expense:

	Years ended December 31,
	2018	2017	2016
	(€ million)
Current tax expense	€592	€832	€797
Deferred tax expense	520	1,776	433
Tax expense/(benefit) relating to prior periods	(334)	(20)	7
Total Tax expense	€778	€2,588	€1,237

Reconciliation between theoretical income taxes and income taxes recognized

	Years ended December 31,
	2018	2017	2016
	(€ million)
Theoretical income taxes	€781	€1,126	€590
Tax effect on:
Recognition and utilization of previously unrecognized deferred tax assets	—	(161)	(42)
Permanent differences	(416)	(397)	(217)
Tax credits	(135)	(23)	(340)
Deferred tax assets not recognized and write-downs	633	1,053	520
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	207	970	633
Taxes relating to prior years	(334)	(20)	7
Tax rate changes	—	(22)	—
Withholding tax	41	78	54
Other differences	(15)	(8)	(9)
Total Tax expense, excluding IRAP	762	2,596	1,196
Effective tax rate	18.5%	44.2%	40.5%
IRAP (current and deferred)	16	(8)	41
Total Tax expense	€778	€2,588	€1,237

Significant components of deferred tax assets and liabilities and their changes
The significant components of Deferred tax assets and liabilities and their changes during the years ended December 31, 2018 and 2017 were as follows:

	At January 1, 2018	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/(Liabilities) Held for Sale	Translation differences and other changes	At December 31, 2018
	(€ million)
Deferred tax assets arising on:
Provisions	€3,848	€240	€—	€(55)	€94	€4,127
Provision for employee benefits	1,828	(280)	(77)	(31)	47	1,487
Intangible assets	192	(24)	—	(2)	—	166
Impairment of financial assets	169	(1)	—	(13)	—	155
Inventories	252	22	—	(24)	(4)	246
Allowances for doubtful accounts	122	(6)	—	(7)	(13)	96
Other	387	48	4	(77)	323	685
Total Deferred tax assets	€6,798	€(1)	€(73)	€(209)	€447	€6,962
Deferred tax liabilities arising on:
Accelerated depreciation	€(1,891)	€(386)	€—	€29	€(48)	€(2,296)
Capitalized development assets	(2,116)	(103)	—	81	(302)	(2,440)
Other Intangible assets and Intangible assets with indefinite useful lives	(849)	(20)	—	2	(45)	(912)
Provision for employee benefits	(50)	(2)	(1)	3	(41)	(91)
Other	(314)	(103)	5	86	(98)	(424)
Total Deferred tax liabilities	€(5,220)	€(614)	€4	€201	€(534)	€(6,163)
Deferred tax asset arising on tax loss carry-forwards	€4,718	€708	€—	€(328)	€(135)	€4,963
Unrecognized deferred tax assets	(4,680)	(662)	(12)	308	161	(4,885)
Total Net deferred tax assets	€1,616	€(569)	€(81)	€(28)	€(61)	€877

	At January 1, 2017	Recognized in Consolidated Income Statement	Recognized in Equity	Translation differences and other changes	At December 31, 2017
	(€ million)
Deferred tax assets arising on:
Provisions	€6,149	€(1,742)	€—	€(559)	€3,848
Provision for employee benefits	2,851	(364)	(16)	(643)	1,828
Intangible assets	211	(19)	—	—	192
Impairment of financial assets	195	(25)	—	(1)	169
Inventories	251	3	—	(2)	252
Allowances for doubtful accounts	117	19	—	(14)	122
Other	385	(13)	(14)	29	387
Total Deferred tax assets	€10,159	€(2,141)	€(30)	€(1,190)	€6,798
Deferred tax liabilities arising on:
Accelerated depreciation	€(2,770)	€430	€—	€449	€(1,891)
Capitalized development expenditures	(2,742)	399	—	227	(2,116)
Other Intangible assets and Intangible assets with indefinite useful lives	(1,493)	238	—	406	(849)
Provision for employee benefits	(14)	(30)	—	(6)	(50)
Other	(331)	4	(10)	23	(314)
Total Deferred tax liabilities	€(7,350)	€1,041	€(10)	€1,099	€(5,220)
Deferred tax asset arising on tax loss carry-forwards	€4,444	€522	€—	€(248)	€4,718
Unrecognized deferred tax assets	(3,748)	(1,195)	9	254	(4,680)
Total Net deferred tax assets	€3,505	€(1,773)	€(31)	€(85)	€1,616
Total gross deductible and taxable temporary differences and accumulated tax losses at December 31, 2018, together with the amounts for which deferred tax assets have not been recognized, analyzed by year of expiration, were as follows:

		Year of expiration
	At December 31, 2018	2019	2020	2021	2022	Beyond 2022	Unlimited/ Indeterminable
	(€ million)
Temporary differences and tax losses relating to corporate taxation:
Deductible temporary differences	€28,300	€3,793	€3,143	€3,084	€3,478	€14,689	€113
Taxable temporary differences	(25,749)	(2,484)	(2,451)	(2,450)	(2,499)	(12,730)	(3,135)
Tax losses	18,978	152	151	111	292	1,868	16,404
Amounts for which deferred tax assets were not recognized	(18,295)	(132)	(67)	(130)	(248)	(3,201)	(14,517)
Temporary differences and tax losses relating to corporate taxation	€3,234	€1,329	€776	€615	€1,023	€626	€(1,135)
Temporary differences and tax losses relating to local taxation (i.e. IRAP in Italy):
Deductible temporary differences	€9,761	€1,241	€827	€722	€1,176	€5,758	€37
Taxable temporary differences	(8,123)	(657)	(650)	(649)	(700)	(5,363)	(104)
Tax losses	4,211	8	1	65	231	250	3,656
Amounts for which deferred tax assets were not recognized	(5,054)	(42)	(15)	(77)	(270)	(1,335)	(3,315)
Temporary differences and tax losses relating to local taxation	€795	€550	€163	€61	€437	€(690)	€274
The Group recognizes the amount of Deferred tax assets less the Deferred tax liabilities of the individual companies within Deferred tax assets, where these may be offset. Amounts recognized were as follows:

	At December 31
	2018	2017
	(€ million)
Deferred tax assets	€1,814	€2,004
Deferred tax liabilities	(937)	(388)
Total Net deferred tax assets	€877	€1,616